Document and Entity Information	Oct. 01, 2019
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000911109
Document Type	8-K
Document Period End Date	Oct. 01, 2019
Entity Registrant Name	mobile mini, inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-12804
Entity Tax Identification Number	86-0748362
Entity Address, Address Line One	4646 E. Van Buren Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85008
City Area Code	(480)
Local Phone Number	894-6311
Security 12b Title	Common Stock, $.01 par value Preferred Share Purchase Rights
Trading Symbol	MINI
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false